Restricted cash - Summary of Restricted cash (Parenthetical) (Detail) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Disclosure of restricted cash [Line Items]
Restricted cash and cash equivalents	[1]	$ 0	$ 1,608
Guarantees Used To Increase The Credit Card Limits [Member]
Disclosure of restricted cash [Line Items]
Restricted cash and cash equivalents			1,000
Itau [Member]
Disclosure of restricted cash [Line Items]
Restricted cash and cash equivalents			$ 608

[1]	As of December 31, 2023, the Company does not have restricted cash balances. As of December 31, 2022, the restricted cash included US$608, which Itaú Bank in Brazil held. These deposits were not available for use by the other entities within the Group and refer to the guarantee granted related to BNDES and Itaú loans. The restricted cash also included US$1,000 related to guarantees used to increase the Group’s corporate credit cards limits. Refer to note 16 for additional details.